                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Financial Stocks, Inc.
            ------------------------------------------
Address:    507 Carew Tower
            ------------------------------------------
            441 Vine Street
            ------------------------------------------
            Cincinnati, Ohio 45202
            ------------------------------------------


 Form 13F File Number: 28-6728
                       -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John M. Stein
          --------------------------------------------
Title:    President
          --------------------------------------------
Phone:    (513) 241-6166
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/ John M. Stein              Cincinnati, Ohio                 May 12, 2005
---------------------  --------------------------------------   ---------------
[Signature]                      [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


 List of Other Managers Reporting for this Manager:


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

                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       -0-
                                              -----------------------

Form 13F Information Table Entry Total:                   77
                                              -----------------------

Form 13F Information Table Value Total:      $       191,155
                                              -----------------------
                                                    (thousands)


List of Other Included Managers: None


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                           FORM 13F INFORMATION TABLE

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                                                                                                                      COLUMN 8
COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7        VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                TITLE OF                 VALUE       SHRS OR   SH/   PUT/    INVESTMENT    OTHER
 ISSUER                 CLASS        CUSIP     [x$1000]     PRN AMT   PRN   CALL    DISCRETION   MANAGERS      SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

ABINGTON COMMUNITY
BANCCORP               Common      00350R106      $ 314     24,326    SH               Sole                   24,326      -       -
ADVANTA CORP-CL A      Common      007942105      $ 312     15,000    SH               Sole                   15,000      -       -
ADVANTA CORP-CL B
NON-VTG                Common      007942204    $ 2,171     94,395    SH               Sole                   94,395      -       -
AFLAC INC              Common      001055102    $ 3,912    105,000    SH               Sole                  105,000      -       -
AMBAC FINANCIAL
GROUP INC              Common      023139108    $ 1,869     25,000    SH               Sole                   25,000      -       -
AMERISERV              Common      03074A102   $ 10,940  1,950,000    SH               Sole                1,950,000      -       -
AMERITRADE HLDNG
CORP CL A              Common      03074K100    $ 3,334    326,499    SH               Sole                  326,499      -       -
ARBOR REALTY           Common      38923108     $ 4,646    187,712    SH               Sole                  187,712      -       -
ARCH CAP GROUP
LTD                    ORD         G0450A105    $ 2,246     56,100    SH               Sole                   56,100      -       -
ATLANTIC COAST
THE BANCORP INC        Common      05969A105    $ 4,289    306,331    SH               Sole                  306,331      -       -
FEDERAL BANK           Common      048425102    $ 1,347    108,135    SH               Sole                  108,135      -       -
BANK HAWAII CORP       Common      062540109    $ 2,037     45,000    SH               Sole                   45,000      -       -
BANK OF AMERICA
CORPORATION            Common      060505104    $ 1,764     40,000    SH               Sole                   40,000      -       -
BANK OF MARIN-CORTE
MADERA CAL             Common      063431100    $ 1,255     34,152    SH               Sole                   34,152      -       -
BANKATLANTIC
BANCORP                Common      065908501    $ 3,452    198,410    SH               Sole                  198,410      -       -
BAY VIEW CAPITAL
CORP-DEL               Common      07262L309    $ 1,275     79,637    SH               Sole                   79,637      -       -
BISYS GROUP INC        Common      055472104    $ 1,568    100,000    SH               Sole                  100,000      -       -
BRYN MAWR BK CORP      Common      117665109      $ 337     16,500    SH               Sole                   16,500      -       -
CARDINAL FINANCIAL
CORP                   Common      14149F109    $ 1,082    117,616    SH               Sole                  117,616      -       -
CASCADE BANCORP        Common      147154108      $ 402     20,700    SH               Sole                   20,700      -       -
CENTER FINANCIAL
CORPORATION            Common      15146E102    $ 1,567     88,900    SH               Sole                   88,900      -       -
CITIGROUP INC          Common      172967101    $ 5,080    113,035    SH               Sole                  113,035      -       -
COLLEGIATE FDG
SVCS INC               Common      19458M108    $ 2,594    166,516    SH               Sole                  166,516      -       -
COMMERCE BK
HARRISBURG PA          Common      708677109    $ 1,616     53,860    SH               Sole                   53,860      -       -
COMMERCIAL FEDERAL
CORP                   Common      201647104      $ 431     15,600    SH               Sole                   15,600      -       -
COMMONWEALTH
BANCSHARES INC         Common      202736104    $ 1,962     93,069    SH               Sole                   93,069      -       -
COMPUCREDIT CORP       Common      20478N100    $ 5,337    200,485    SH               Sole                  200,485      -       -
CONSECO INC            Common      208464883    $ 2,267    111,000    SH               Sole                  111,000      -       -
DIME BANCORP
INC NEW                Warrants    25429Q110       $ 26    215,656    SH               Sole                  215,656      -       -
E TRADE GROUP INC      Common      269246104    $ 3,852    320,999    SH               Sole                  320,999      -       -
ENDURANCE SPECIALTY    SHS         G30397106    $ 2,649     70,000    SH               Sole                   70,000      -       -
EPIC BANCORP           Common      294250105    $ 1,859    127,786    SH               Sole                  127,786      -       -
EVEREST REINSURANCE
HOLDINGS IN            Common      G3223R108    $ 1,383     16,255    SH               Sole                   16,255      -       -
FIFTH THIRD BANCORP    Common      316773100    $ 3,653     84,999    SH               Sole                   84,999      -       -
FIRST COMMUNITY
BANK CORP AMERICA      Common      39185E202    $ 1,266     52,500    SH               Sole                   52,500      -       -
FIRST FRANKLIN
CORP                   Common      320272107      $ 843     46,808    SH               Sole                   46,808      -       -
FRANKLIN BANK CORP     Common      352451108    $ 2,548    147,705    SH               Sole                  147,705      -       -
HANMI FINANCIAL        Common      410495105   $ 17,543  1,060,000    SH               Sole                1,060,000      -       -
HOME FEDERAL
BANCORP                Common      436926109    $ 1,010     40,000    SH               Sole                   40,000      -       -

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      COLUMN 8
COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4          COLUMN 5            COLUMN 6    COLUMN 7        VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                TITLE OF                 VALUE       SHRS OR   SH/   PUT/    INVESTMENT    OTHER
 ISSUER                 CLASS        CUSIP     [x$1000]     PRN AMT   PRN   CALL    DISCRETION   MANAGERS      SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------

INTERNATIONAL
BANCSHARES CORP        Common      459044103    $ 2,911     83,950    SH               Sole                   83,950      -       -
K FED BANCORP          Common      48246S101    $ 1,548    122,593    SH               Sole                  122,593      -       -
LEHMAN BROTHERS
HOLDINGS INC           Common      524908100    $ 2,825     30,000    SH               Sole                   30,000      -       -
LIPMAN ELECTRONIC
ENGINEERING            ORD         M6772H101    $ 1,011     35,100    SH               Sole                   35,100      -       -
MACKINAC FINANCIAL
CORP                   Common      554571109    $ 3,315    340,000    SH               Sole                  340,000
MATRIX CAP CORP        Common      576819106    $ 6,284    502,688    SH               Sole                  502,688      -       -
MAX RE CAPITAL LTD     SHS         G6052F103    $ 2,353    100,000    SH               Sole                  100,000      -       -
MBIA INC               Common      55262C100    $ 2,091     40,000    SH               Sole                   40,000      -       -
MEADOWBROOK INSURANCE
GROUP                  Common      58319P108    $ 3,675    700,000    SH               Sole                  700,000      -       -
MERRILL LYNCH & CO
INC                    Common      590188108    $ 2,604     46,000    SH               Sole                   46,000      -       -
MONEYGRAM INTL INC     Common      60935Y109    $ 2,456    130,023    SH               Sole                  130,023      -       -
NEW YORK COMMUNITY
BANKCORP               Common      649445103      $ 728     40,100    SH               Sole                   40,100      -       -
PACIFIC MERCANTILE     Common      694552100    $ 3,001    220,000    SH               Sole                  220,000      -       -
PEOPLES COMMUNITY      Common      71086E107    $ 2,189     92,183    SH               Sole                   92,183      -       -
PINNACLE FINL
PARTNERS INC           Common      72346Q104      $ 367     17,700    SH               Sole                   17,700      -       -
PMI GROUP INC          Common      69344M101    $ 2,471     65,000    SH               Sole                   65,000      -       -
POPULAR INC            Common      733174106    $ 1,795     73,824    SH               Sole                   73,824      -       -
PXRE CORP              Common      G73018106    $ 1,555     60,605    SH               Sole                   60,605      -       -
RADIAN GROUP INC       Common      750236101    $ 2,387     50,000    SH               Sole                   50,000      -       -
SCOTTISH ANNUITY
& LIFE                 ORD         G7885T104    $ 3,040    135,000    SH               Sole                  135,000      -       -
SEI CORP               Common      784117103    $ 1,808     50,000    SH               Sole                   50,000      -       -
SIGNATURE BANK         Common      82669G104    $ 5,518    208,157    SH               Sole                  208,157      -       -
SNB BANCSHARES
INC TEX                Common      78460M209    $ 9,243    517,223    SH               Sole                  517,223      -       -
SOVEREIGN BANCORP
INC                    Common      845905108      $ 649     29,300    SH               Sole                   29,300      -       -
SPECIALTY
UNDERWRITERS
ALLIANC                Common      84751T309    $ 2,905    325,658    SH               Sole                  325,658      -       -
ST JOSEPH CAP
CORP                   Common      790595102      $ 183      5,390    SH               Sole                    5,390      -       -
TEXAS UTD BANCSHARES
INC                    Common      882838105    $ 2,149    119,387    SH               Sole                  119,387      -       -
TIB FINL CORP          Common      872449103    $ 1,142     40,796    SH               Sole                   40,796      -       -
TOWER FINANCIAL        Common      891769101    $ 1,134     78,735    SH               Sole                   78,735      -       -
UBS AG                 AKT         H8920M855    $ 2,532     30,000    SH               Sole                   30,000      -       -
VALLEY BANCORP         Common      91929R107    $ 2,149     71,059    SH               Sole                   71,059      -       -
VIRGINIA COMM
BANCORP INC            Common      92778Q109      $ 395     14,600    SH               Sole                   14,600      -       -
VIRGINIA FINL
CORP                   Common      927810101      $ 378     11,500    SH               Sole                   11,500      -       -
WACHOVIA CORP
2ND NEW COMM           Common      929903102    $ 2,854     56,069    SH               Sole                   56,069      -       -
WAINRIGHT BANK
& TR CO                Common      930705108      $ 702     58,280    SH               Sole                   58,280      -       -
WSFS FINANCIAL
CORP                   Common      929328102      $ 631     12,000    SH               Sole                   12,000      -       -
WTS GOLDEN STATE
BANCORP INC            Warrants    172967127       $ 70     40,000    SH               Sole                   40,000      -       -
ZIONS BANCORPORATION   Common      989701107    $ 2,071     30,000    SH               Sole                   30,000      -       -

                                       -4-